Earnings Per Common Share Summary of Anti-Dilutive equity awards not included in Earnings per Share (Details) - shares shares in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	266	109